Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments
Investments

6. Investments

Marketable Securities

Marketable securities consisted of the following as of September 30, 2014 and December 31, 2013:

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2014
Corporate notes and bonds	$6,791,983	$203	$(4,630)	$6,787,556
Total marketable securities	$6,791,983	$203	$(4,630)	$6,787,556
December 31, 2013
U.S. government and agency	$500,066	$64	$—	$500,130
Corporate notes and bonds	10,799,073	1,964	(1,961)	10,799,076
Total marketable securities	$11,299,139	$2,028	$(1,961)	$11,299,206

As of September 30, 2014, the Company’s marketable securities had maturities that were less than one year.

6. Investments

Marketable Securities

        Marketable securities consisted of the following as of December 31, 2013 and 2012:

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2013
U.S. government and agency	$500,066	$64	$—	$500,130
Corporate notes and bonds	10,799,073	1,964	(1,961)	10,799,076

Total marketable securities	$11,299,139	$2,028	$(1,961)	$11,299,206

December 31, 2012
U.S. government and agency	$1,400,098	$897	$—	$1,400,995
Corporate notes and bonds	15,749,861	3,653	(1,577)	15,751,937

Total marketable securities	$17,149,959	$4,550	$(1,577)	$17,152,932

        As of December 31, 2013, the Company's marketable securities had the following maturities:

	Cost Basis	Fair Value
Less than one year	$11,299,139	$11,299,206
One to five years	—	—

	$11,299,139	$11,299,206